Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares
Accounting Policies [Line Items]
Offering costs charged to stockholders' deficit upon completion of offering | $	$ 1,319,918	$ 1,319,918
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM assesses performance for the single segment and decides how to allocate resources based on net income that also is reported on the consolidated statements of operations and comprehensive income.
Number of Operating Segments | Segment	1
Class A Ordinary Shares
Accounting Policies [Line Items]
Issued and outstanding subject to possible redemption | shares	20,000,000	20,000,000